Capital Income Builder®
Investment portfolio
July 31, 2022
unaudited
Common stocks 72.66% Financials 12.13%	Shares	Value (000)
Zurich Insurance Group AG1	3,546,089	$1,547,910
Toronto-Dominion Bank (CAD denominated)	14,084,250	914,863
PNC Financial Services Group, Inc.	5,394,781	895,210
CME Group, Inc., Class A	4,119,908	821,839
Morgan Stanley	7,838,387	660,776
DNB Bank ASA[1]	26,715,932	524,851
DBS Group Holdings, Ltd.[1]	21,727,529	496,271
JPMorgan Chase & Co.	4,235,908	488,654
Münchener Rückversicherungs-Gesellschaft AG1	2,154,686	487,250
Power Corporation of Canada, subordinate voting shares	16,459,500	447,300
Tryg A/S1	12,378,904	281,761
Webster Financial Corp.	5,808,514	269,805
Ping An Insurance (Group) Company of China, Ltd., Class H1	40,490,700	239,224
Ping An Insurance (Group) Company of China, Ltd., Class A1	2,953,145	18,498
American International Group, Inc.	4,926,520	255,046
Principal Financial Group, Inc.	3,792,800	253,890
AIA Group, Ltd.[1]	22,469,800	226,783
KeyCorp	11,559,827	211,545
B3 SA-Brasil, Bolsa, Balcao	94,751,330	203,087
BlackRock, Inc.	292,756	195,906
East West Bancorp, Inc.	2,668,647	191,556
KBC Groep NV1	3,405,278	178,634
Travelers Companies, Inc.	1,001,700	158,970
Kaspi.kz JSC[1,2]	2,824,947	148,621
National Bank of Canada[3]	2,053,000	144,049
ING Groep NV1	14,545,276	141,357
Citizens Financial Group, Inc.	3,587,962	136,235
Great-West Lifeco, Inc.	5,466,006	132,835
OneMain Holdings, Inc.	3,542,856	131,794
State Street Corp.	1,642,071	116,653
Swedbank AB, Class A1	7,814,300	108,334
Franklin Resources, Inc.	3,799,500	104,296
Truist Financial Corp.	2,020,500	101,975
Wells Fargo & Company	2,030,652	89,085
China Pacific Insurance (Group) Co., Ltd., Class H1	38,356,545	82,196
Euronext NV1	999,658	81,369
EFG International AG1	10,390,590	80,979
Marsh & McLennan Companies, Inc.	476,909	78,194
BNP Paribas SA1	1,607,000	76,172
Citigroup, Inc.	1,460,000	75,774
Hang Seng Bank, Ltd.[1]	4,630,800	74,715
Hong Kong Exchanges and Clearing, Ltd.[1]	1,619,200	74,369
TPG, Inc., Class A3	2,401,693	68,496
PICC Property and Casualty Co., Ltd., Class H1	63,636,000	65,560
Bank Central Asia Tbk PT1	128,165,200	63,833
Patria Investments, Ltd., Class A3,4	3,482,700	50,186
Capital Income Builder — Page 1 of 36

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Vontobel Holding AG1	760,100	$50,000
Banco Santander, SA1	18,170,300	45,526
China Merchants Bank Co., Ltd., Class H1	8,228,000	44,694
Macquarie Group, Ltd.[1]	349,591	44,318
Cullen/Frost Bankers, Inc.	297,924	38,849
Blackstone, Inc., nonvoting shares	238,622	24,356
SouthState Corp.	232,706	19,727
IIFL Wealth Management, Ltd.[1]	760,130	16,062
UniCredit SpA[1]	1,105,058	10,942
Jonah Energy Parent, LLC[1,5]	1,631	105
Moscow Exchange MICEX-RTS PJSC[1,5,6]	85,235,374	—[7]
Sberbank of Russia PJSC[1,5,6,8]	19,327,472	—[7]
		12,491,285
Consumer staples 10.07%
Philip Morris International, Inc.	23,303,498	2,263,935
British American Tobacco PLC[1]	36,481,759	1,433,818
British American Tobacco PLC (ADR)	5,339,964	209,166
Nestlé SA1	7,717,624	947,888
General Mills, Inc.	10,246,760	766,355
PepsiCo, Inc.	4,360,157	762,853
Altria Group, Inc.	13,830,482	606,605
Kimberly-Clark Corp.	4,456,644	587,341
ITC, Ltd.[1]	106,225,771	406,704
Imperial Brands PLC[1]	17,041,413	374,834
Unilever PLC (GBP denominated)[1]	6,645,905	323,717
Carlsberg A/S, Class B1	1,849,873	239,570
Danone SA1	4,292,863	236,696
Keurig Dr Pepper, Inc.	5,079,438	196,777
Anheuser-Busch InBev SA/NV1	2,456,583	131,595
Coca-Cola Company	1,952,461	125,289
Haleon PLC[1,6]	30,867,875	109,690
Kraft Heinz Company	2,880,637	106,094
Procter & Gamble Company	594,602	82,596
Mondelez International, Inc.	1,289,056	82,551
Seven & i Holdings Co., Ltd.[1]	1,730,200	70,683
Vector Group, Ltd.	6,328,252	70,497
Reckitt Benckiser Group PLC[1]	602,632	48,922
Viscofan, SA, non-registered shares[1]	779,691	45,426
Wuliangye Yibin Co., Ltd., Class A1	1,569,956	41,679
Scandinavian Tobacco Group A/S1	2,058,240	39,369
Hilton Food Group PLC[1]	2,800,821	37,801
Coca-Cola HBC AG (CDI)[1]	636,500	15,630
		10,364,081
Health care 8.49%
AbbVie, Inc.	14,854,896	2,131,826
Amgen, Inc.	4,741,895	1,173,477
Gilead Sciences, Inc.	14,227,315	850,082
Medtronic PLC	7,216,561	667,676
GSK PLC[1]	31,004,476	653,174
AstraZeneca PLC[1]	4,901,753	644,335
Abbott Laboratories	5,777,795	628,855
Novartis AG1	6,628,923	569,726
UnitedHealth Group, Inc.	529,491	287,164
Capital Income Builder — Page 2 of 36

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Bristol-Myers Squibb Company	3,362,772	$248,105
Pfizer, Inc.	4,661,493	235,452
Roche Holding AG, nonvoting non-registered shares[1]	674,245	223,904
Royalty Pharma PLC, Class A	3,759,287	163,492
CVS Health Corp.	705,181	67,472
EBOS Group, Ltd.[1]	2,622,788	65,188
Merck & Co., Inc.	702,500	62,761
Bayer AG1	1,072,107	62,479
Koninklijke Philips NV (EUR denominated)[1]	310,789	6,448
Organon & Co.	70,250	2,228
		8,743,844
Information technology 8.47%
Broadcom, Inc.	5,246,796	2,809,554
Microsoft Corp.	6,287,744	1,765,221
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	56,951,456	975,321
QUALCOMM, Inc.	3,188,373	462,506
Automatic Data Processing, Inc.	1,453,400	350,444
KLA Corp.	607,414	232,968
MediaTek, Inc.[1]	10,039,000	230,850
Intel Corp.	6,253,659	227,070
Texas Instruments, Inc.	1,198,011	214,312
Paychex, Inc.	1,520,436	195,042
Apple, Inc.	1,185,400	192,639
GlobalWafers Co., Ltd.[1]	11,896,760	181,632
NetApp, Inc.	2,536,676	180,941
Vanguard International Semiconductor Corp.[1]	52,597,249	127,041
Tokyo Electron, Ltd.[1]	314,000	108,867
Western Union Company	6,010,700	102,302
Fidelity National Information Services, Inc.	877,955	89,692
Analog Devices, Inc.	418,785	72,014
SAP SE1	774,916	71,825
Tripod Technology Corp.[1]	13,300,000	45,565
SINBON Electronics Co., Ltd.[1]	3,987,072	37,154
International Business Machines Corp.	227,619	29,770
BE Semiconductor Industries NV1	326,200	17,482
		8,720,212
Real estate 6.92%
Crown Castle International Corp. REIT	12,536,214	2,264,792
VICI Properties, Inc. REIT[4]	52,982,697	1,811,478
Digital Realty Trust, Inc. REIT	4,215,774	558,379
Gaming and Leisure Properties, Inc. REIT	8,788,793	456,929
Link REIT[1]	32,738,146	274,418
Federal Realty Investment Trust REIT	2,500,000	264,025
CK Asset Holdings, Ltd.[1]	28,272,934	200,166
American Tower Corp. REIT	690,066	186,891
Equinix, Inc. REIT	205,490	144,612
Charter Hall Group REIT[1]	13,076,087	117,061
Americold Realty Trust, Inc. REIT	3,058,207	100,156
Powergrid Infrastructure Investment Trust[1,4]	59,148,100	100,096
Embassy Office Parks REIT[1]	21,328,000	97,929
Mindspace Business Parks REIT[1]	21,491,600	97,532
Extra Space Storage, Inc. REIT	513,464	97,312
Longfor Group Holdings, Ltd.[1]	23,067,500	77,205
Capital Income Builder — Page 3 of 36

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Sun Hung Kai Properties, Ltd.[1]	5,568,353	$66,676
CTP NV1	4,859,126	62,410
TAG Immobilien AG1,3	4,598,748	50,761
PSP Swiss Property AG1	340,335	40,726
CubeSmart REIT	727,081	33,351
Douglas Elliman, Inc.	2,919,426	17,517
		7,120,422
Utilities 6.71%
Dominion Energy, Inc.[3]	11,728,075	961,468
DTE Energy Company	4,849,200	631,851
National Grid PLC[1]	42,485,704	586,492
Power Grid Corporation of India, Ltd.[1]	183,026,168	495,131
The Southern Co.	5,832,500	448,461
Iberdrola SA, non-registered shares[1,6]	41,961,778	447,064
E.ON SE1	46,628,441	417,945
Enel SpA[1]	73,822,400	373,022
Edison International	4,916,426	333,186
Duke Energy Corp.	2,412,000	265,151
Evergy, Inc.	3,646,847	248,934
AES Corp.	9,541,613	212,015
Entergy Corp.	1,770,049	203,786
NextEra Energy, Inc.	2,266,469	191,494
Exelon Corp.	3,889,222	180,810
Engie SA1	10,087,667	124,935
Engie SA, bonus dividend[1]	3,818,624	47,293
Public Service Enterprise Group, Inc.	2,527,930	166,009
Sempra Energy	875,819	145,211
SSE PLC[1,3]	6,716,533	144,504
CenterPoint Energy, Inc.	4,465,549	141,513
Power Assets Holdings, Ltd.[1]	9,434,000	61,737
ENN Energy Holdings, Ltd.[1]	2,985,000	48,862
CMS Energy Corp.	352,820	24,249
American Electric Power Company, Inc.	120,522	11,879
		6,913,002
Industrials 6.13%
Raytheon Technologies Corp.	19,516,883	1,819,169
Lockheed Martin Corp.	1,217,324	503,741
BAE Systems PLC[1]	49,144,493	462,130
Honeywell International, Inc.	1,883,320	362,464
L3Harris Technologies, Inc.	1,233,957	296,113
RELX PLC[1]	8,905,336	263,522
RELX PLC (ADR)	759,134	22,410
Kone OYJ, Class B1	5,866,300	267,602
Singapore Technologies Engineering, Ltd.[1]	88,164,400	257,420
VINCI SA1	2,343,943	224,947
Deutsche Post AG1	5,375,134	213,918
Siemens AG1	1,867,430	207,343
Trinity Industries, Inc.[4]	7,712,016	200,127
BOC Aviation, Ltd.[1]	22,572,856	192,240
ABB, Ltd.[1]	3,494,705	106,336
Trelleborg AB., Class B1	4,230,000	103,790
CCR SA, ordinary nominative shares	41,229,778	103,511
LIXIL Corp.[1]	4,771,900	98,788
Capital Income Builder — Page 4 of 36

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Ventia Services Group Pty, Ltd.[1,3,4]	48,847,735	$91,596
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	5,918,422	80,246
United Parcel Service, Inc., Class B	396,000	77,176
Waste Management, Inc.	382,611	62,962
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares[1]	3,048,755	62,814
Illinois Tool Works, Inc.	264,667	54,987
General Dynamics Corp.	224,400	50,865
Airbus SE, non-registered shares[1]	319,385	34,538
Atlas Corp.[3]	2,223,834	25,974
Sulzer AG1	374,355	25,117
Melrose Industries PLC[1]	11,230,258	22,131
Norfolk Southern Corp.	86,215	21,655
		6,315,632
Energy 5.25%
TC Energy Corp. (CAD denominated)[3]	18,626,945	993,059
TC Energy Corp.	1,387,400	73,976
Canadian Natural Resources, Ltd. (CAD denominated)	14,121,972	779,794
Chevron Corp.	4,200,335	687,931
Exxon Mobil Corp.	4,279,082	414,771
TotalEnergies SE1	7,372,440	376,073
BP PLC[1]	70,864,879	347,111
Shell PLC (GBP denominated)[1]	10,681,981	285,420
Shell PLC (ADR)	738,100	39,400
EOG Resources, Inc.	2,452,413	272,757
ConocoPhillips	2,369,856	230,895
Enbridge, Inc. (CAD denominated)	4,457,700	200,197
Equitrans Midstream Corp.	18,872,981	148,153
Schlumberger, Ltd.	3,258,133	120,649
Woodside Energy Group, Ltd.[1]	3,169,011	71,294
Woodside Energy Group, Ltd. (CDI)[1,6]	2,125,736	48,479
Baker Hughes Co., Class A	4,650,800	119,479
Pioneer Natural Resources Company	483,880	114,655
DT Midstream, Inc.	1,195,562	65,792
Galp Energia, SGPS, SA, Class B1	1,006,588	10,633
Diamond Offshore Drilling, Inc.[2,6]	187,562	1,266
Gazprom PJSC (ADR)[1,5,6]	42,367,995	—[7]
Constellation Oil Services Holding SA, Class B-1[1,5,6]	282,550	—[7]
		5,401,784
Communication services 3.15%
Comcast Corp., Class A	24,701,035	926,783
Verizon Communications, Inc.	9,720,406	448,985
SoftBank Corp.[1]	34,307,533	396,873
Koninklijke KPN NV1	95,601,991	314,797
BCE, Inc.[3]	5,561,882	281,015
HKT Trust and HKT, Ltd., units[1]	127,173,060	178,229
Nippon Telegraph and Telephone Corp.[1]	6,109,000	174,538
Singapore Telecommunications, Ltd.[1]	52,739,200	99,846
Pearson PLC[1]	9,554,441	88,139
WPP PLC[1]	7,309,271	78,857
Omnicom Group, Inc.	931,500	65,056
Indus Towers, Ltd.[1]	18,916,173	53,221
ITV PLC[1]	53,372,812	48,128
Warner Music Group Corp., Class A	1,209,398	36,282
Capital Income Builder — Page 5 of 36

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
ProSiebenSat.1 Media SE1	3,562,000	$30,323
Vodafone Group PLC[1]	12,232,124	18,047
		3,239,119
Consumer discretionary 2.76%
McDonald’s Corp.	1,815,766	478,218
Home Depot, Inc.	1,138,335	342,570
Industria de Diseño Textil, SA1	12,297,141	298,692
Midea Group Co., Ltd., Class A1	35,495,297	290,533
Kering SA1	495,863	284,511
Starbucks Corp.	3,302,712	280,004
YUM! Brands, Inc.	902,600	110,604
VF Corp.	2,471,219	110,414
Galaxy Entertainment Group, Ltd.[1]	17,447,000	103,976
Hasbro, Inc.	1,256,995	98,951
Darden Restaurants, Inc.	764,696	95,197
LVMH Moët Hennessy-Louis Vuitton SE1	132,018	91,833
Cie. Financière Richemont SA, Class A1	687,066	83,126
Restaurant Brands International, Inc.	1,393,243	74,692
OPAP SA1	2,405,363	33,332
Inchcape PLC[1]	2,546,035	26,115
Thule Group AB1,3	828,459	24,230
Kindred Group PLC (SDR)[1]	1,933,000	16,993
		2,843,991
Materials 2.58%
Vale SA, ordinary nominative shares (ADR)	32,443,725	436,693
Vale SA, ordinary nominative shares	20,371,823	274,624
Rio Tinto PLC[1]	7,083,536	426,349
BHP Group, Ltd. (CDI)[1]	10,282,500	283,033
LyondellBasell Industries NV	2,554,536	227,660
Linde PLC	748,489	226,044
Air Products and Chemicals, Inc.	755,988	187,659
Evonik Industries AG1	4,972,487	105,888
International Flavors & Fragrances, Inc.	744,000	92,293
BASF SE1	1,925,521	85,445
Sociedad Química y Minera de Chile SA, Class B (ADR)	791,343	77,844
Asahi Kasei Corp.[1]	8,589,800	69,095
UPM-Kymmene Oyj[1]	1,766,300	55,907
Nexa Resources SA	4,624,901	30,848
WestRock Co.	662,600	28,068
Fortescue Metals Group, Ltd.[1]	1,982,847	25,490
Shin-Etsu Chemical Co., Ltd.[1]	178,600	22,904
		2,655,844
Total common stocks (cost: $59,433,669,000)		74,809,216
Preferred securities 0.06% Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,163,110	51,257
Capital Income Builder — Page 6 of 36

unaudited
Preferred securities (continued) Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, 3.608% noncumulative preferred shares[2]	13,000	$10,400
Total preferred securities (cost: $50,246,000)		61,657
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[6]	684,470	496
Total rights & warrants (cost: $0)		496
Convertible stocks 0.75% Information technology 0.37%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	226,317	379,715
Utilities 0.17%
AES Corp., convertible preferred units, 6.875% 2024	913,000	82,864
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023[3]	938,000	51,852
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	854,800	45,202
		179,918
Health care 0.13%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	84,600	128,749
Consumer discretionary 0.08%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	665,411	80,694
Total convertible stocks (cost: $571,911,000)		769,076
Investment funds 2.64%
Capital Group Central Corporate Bond Fund[4]	312,520,497	2,718,928
Total investment funds (cost: $3,153,763,000)		2,718,928
Bonds, notes & other debt instruments 18.91% U.S. Treasury bonds & notes 8.62% U.S. Treasury 5.73%	Principal amount (000)
U.S. Treasury 7.25% 2022	USD182,500	182,896
U.S. Treasury 7.625% 2022	39,700	40,306
U.S. Treasury 6.25% 2023	350,000	361,622
U.S. Treasury 7.125% 2023	299,800	307,376
U.S. Treasury 2.25% 2024	300,000	296,662
U.S. Treasury 7.50% 2024[9]	331,274	365,203
U.S. Treasury 2.875% 2025	100,000	100,188
U.S. Treasury 6.875% 2025	145,145	161,768
U.S. Treasury 7.625% 2025	250,000	278,555
U.S. Treasury 6.00% 2026	206,000	227,820
U.S. Treasury 6.50% 2026	178,000	204,980
U.S. Treasury 6.75% 2026	35,000	40,360
U.S. Treasury 2.25% 2027	75	73
U.S. Treasury 2.50% 2027	136,000	134,814
Capital Income Builder — Page 7 of 36

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.125% 2027[9]	USD499,614	$582,583
U.S. Treasury 6.375% 2027	85,000	99,509
U.S. Treasury 6.625% 2027	65,000	75,650
U.S. Treasury 2.875% 2028	160,000	161,247
U.S. Treasury 5.25% 2028	89,000	101,869
U.S. Treasury 5.50% 2028	140,000	161,571
U.S. Treasury 5.25% 2029	25,000	28,791
U.S. Treasury 6.125% 2029	30,000	36,611
U.S. Treasury 6.25% 2030	274,563	343,576
U.S. Treasury 1.875% 2032	446,605	417,220
U.S. Treasury 2.875% 2032	305,007	310,810
U.S. Treasury 1.125% 2040[9]	228,288	163,201
U.S. Treasury 2.50% 2046	29,300	25,425
U.S. Treasury 2.875% 2046	20,300	18,880
U.S. Treasury 3.00% 2047	116,000	110,618
U.S. Treasury 2.875% 2049	41,800	39,904
U.S. Treasury 3.00% 2049[9]	228,388	222,799
U.S. Treasury 1.375% 2050	40,000	27,007
U.S. Treasury 1.875% 2051	58,498	45,044
U.S. Treasury 2.00% 2051	40,000	31,727
U.S. Treasury 2.25% 2052[9]	224,304	189,194
		5,895,859
U.S. Treasury inflation-protected securities 2.89%
U.S. Treasury Inflation-Protected Security 0.125% 2023[10]	271,935	274,422
U.S. Treasury Inflation-Protected Security 0.375% 2023[10]	236,366	239,067
U.S. Treasury Inflation-Protected Security 0.625% 2023[10]	315,652	318,845
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	594,339	601,252
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	244,374	246,714
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]	147,183	149,284
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	301,967	306,336
U.S. Treasury Inflation-Protected Security 0.25% 2025[10]	51,883	52,524
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	222,725	224,704
U.S. Treasury Inflation-Protected Security 0.50% 2028[10]	148,071	152,077
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	196,429	196,937
U.S. Treasury Inflation-Protected Security 2.125% 2041[10]	987	1,228
U.S. Treasury Inflation-Protected Security 1.00% 2049[10]	156,411	162,273
U.S. Treasury Inflation-Protected Security 0.25% 2050[10]	3,296	2,834
U.S. Treasury Inflation-Protected Security 0.125% 2051[10]	58,696	48,878
		2,977,375
Total U.S. Treasury bonds & notes		8,873,234
Mortgage-backed obligations 6.82% Federal agency mortgage-backed obligations 6.05%
Fannie Mae Pool #AA8755 4.50% 2024[11]	677	697
Fannie Mae Pool #AA8211 4.50% 2024[11]	114	118
Fannie Mae Pool #930337 6.00% 2024[11]	1	1
Fannie Mae Pool #AX9959 3.50% 2029[11]	230	233
Fannie Mae Pool #BA2999 3.50% 2030[11]	254	257
Fannie Mae Pool #MA3438 3.50% 2033[11]	292	298
Fannie Mae Pool #CA1299 3.50% 2033[11]	109	111
Fannie Mae Pool #683351 5.50% 2033[11]	90	95
Fannie Mae Pool #CA4490 3.50% 2034[11]	580	592
Capital Income Builder — Page 8 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3658 3.50% 2034[11]	USD400	$408
Fannie Mae Pool #903076 6.00% 2036[11]	1,579	1,719
Fannie Mae Pool #887695 6.00% 2036[11]	1,140	1,241
Fannie Mae Pool #902164 6.00% 2036[11]	1,032	1,110
Fannie Mae Pool #902503 6.00% 2036[11]	817	890
Fannie Mae Pool #894308 6.00% 2036[11]	170	178
Fannie Mae Pool #AS9772 3.50% 2037[11]	36	37
Fannie Mae Pool #AD0249 5.50% 2037[11]	115	123
Fannie Mae Pool #256960 6.50% 2037[11]	398	441
Fannie Mae Pool #256845 6.50% 2037[11]	72	78
Fannie Mae Pool #966172 7.00% 2037[11]	132	136
Fannie Mae Pool #963269 5.50% 2038[11]	1,256	1,349
Fannie Mae Pool #963454 5.50% 2038[11]	1,000	1,075
Fannie Mae Pool #963796 5.50% 2038[11]	337	359
Fannie Mae Pool #963341 5.50% 2038[11]	300	322
Fannie Mae Pool #970772 5.50% 2038[11]	49	50
Fannie Mae Pool #929964 6.00% 2038[11]	521	568
Fannie Mae Pool #257137 7.00% 2038[11]	24	27
Fannie Mae Pool #AE0392 5.50% 2039[11]	69	74
Fannie Mae Pool #AE8073 4.00% 2040[11]	222	228
Fannie Mae Pool #AL0152 6.00% 2040[11]	3,816	4,156
Fannie Mae Pool #AB4050 4.00% 2041[11]	421	434
Fannie Mae Pool #AJ4189 4.00% 2041[11]	247	254
Fannie Mae Pool #AJ4154 4.00% 2041[11]	219	226
Fannie Mae Pool #AJ0257 4.00% 2041[11]	77	80
Fannie Mae Pool #AL1571 5.00% 2041[11]	3,196	3,396
Fannie Mae Pool #AL0913 6.00% 2041[11]	2,704	2,945
Fannie Mae Pool #AO6721 4.00% 2042[11]	11,063	11,399
Fannie Mae Pool #AJ9165 4.00% 2042[11]	5,662	5,834
Fannie Mae Pool #AL2745 4.00% 2042[11]	1,749	1,802
Fannie Mae Pool #890445 4.00% 2042[11]	1,329	1,369
Fannie Mae Pool #AO1820 4.00% 2042[11]	1,115	1,149
Fannie Mae Pool #890407 4.00% 2042[11]	590	607
Fannie Mae Pool #AS0831 4.50% 2043[11]	590	607
Fannie Mae Pool #AX2782 4.00% 2044[11]	2,723	2,794
Fannie Mae Pool #AW4026 4.00% 2044[11]	2,668	2,741
Fannie Mae Pool #AW4156 4.00% 2044[11]	2,177	2,236
Fannie Mae Pool #AY1313 4.00% 2045[11]	5,285	5,418
Fannie Mae Pool #AL8522 3.50% 2046[11]	963	973
Fannie Mae Pool #AS7759 4.00% 2046[11]	13,903	14,263
Fannie Mae Pool #AS7939 4.00% 2046[11]	9,769	10,014
Fannie Mae Pool #AS6840 4.00% 2046[11]	6,589	6,766
Fannie Mae Pool #AS7760 4.00% 2046[11]	6,054	6,213
Fannie Mae Pool #AS7598 4.00% 2046[11]	6,003	6,153
Fannie Mae Pool #BC4712 4.00% 2046[11]	5,914	6,049
Fannie Mae Pool #BC4801 4.00% 2046[11]	3,629	3,712
Fannie Mae Pool #BC8719 4.00% 2046[11]	2,482	2,546
Fannie Mae Pool #BC8720 4.00% 2046[11]	1,952	2,003
Fannie Mae Pool #BD1967 4.00% 2046[11]	1,828	1,870
Fannie Mae Pool #AL9190 4.00% 2046[11]	1,680	1,718
Fannie Mae Pool #BD5477 4.00% 2046[11]	39	39
Fannie Mae Pool #MA2691 4.50% 2046[11]	1,100	1,143
Fannie Mae Pool #AS9313 4.00% 2047[11]	4,858	4,975
Fannie Mae Pool #BJ1668 4.00% 2047[11]	3,182	3,256
Capital Income Builder — Page 9 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3058 4.00% 2047[11]	USD3,159	$3,228
Fannie Mae Pool #BH2491 4.00% 2047[11]	2,670	2,733
Fannie Mae Pool #BE3229 4.00% 2047[11]	1,730	1,772
Fannie Mae Pool #MA3211 4.00% 2047[11]	582	595
Fannie Mae Pool #MA2907 4.00% 2047[11]	30	30
Fannie Mae Pool #BD7165 4.00% 2047[11]	28	29
Fannie Mae Pool #AS9454 4.00% 2047[11]	19	20
Fannie Mae Pool #BM4187 4.50% 2047[11]	17,524	18,258
Fannie Mae Pool #CA0243 4.50% 2047[11]	16,010	16,499
Fannie Mae Pool #CA2157 4.00% 2048[11]	22,071	22,507
Fannie Mae Pool #CA2033 4.00% 2048[11]	10,653	10,863
Fannie Mae Pool #BJ2751 4.50% 2048[11]	8,263	8,486
Fannie Mae Pool #BO2264 3.00% 2049[11]	11,316	10,979
Fannie Mae Pool #FM1262 4.00% 2049[11]	19,209	19,579
Fannie Mae Pool #CA4819 4.00% 2049[11]	9,377	9,523
Fannie Mae Pool #FM2675 4.00% 2049[11]	6,532	6,662
Fannie Mae Pool #BF0572 5.50% 2049[11]	30,855	32,350
Fannie Mae Pool #BF0320 5.50% 2049[11]	13,938	15,080
Fannie Mae Pool #FM2872 3.00% 2050[11]	39,400	38,188
Fannie Mae Pool #CA8046 3.00% 2050[11]	28,119	27,716
Fannie Mae Pool #BO6274 3.00% 2050[11]	17,478	16,957
Fannie Mae Pool #CA5216 3.00% 2050[11]	17,256	16,744
Fannie Mae Pool #CA5226 3.00% 2050[11]	7,400	7,178
Fannie Mae Pool #FM4897 3.00% 2050[11]	7,114	6,959
Fannie Mae Pool #FM2676 4.00% 2050[11]	6,660	6,760
Fannie Mae Pool #FM9632 3.00% 2051[11]	46,480	45,007
Fannie Mae Pool #CB2414 3.00% 2051[11]	22,607	22,034
Fannie Mae Pool #FM9631 3.00% 2051[11]	19,551	18,939
Fannie Mae Pool #FS0647 3.00% 2052[11]	15,120	14,735
Fannie Mae Pool #FS0972 3.50% 2052[11]	24,094	24,313
Fannie Mae Pool #BF0142 5.50% 2056[11]	40,214	42,991
Fannie Mae Pool #BF0145 3.50% 2057[11]	33,451	33,538
Fannie Mae Pool #BF0379 3.50% 2059[11]	81,879	81,788
Fannie Mae Pool #BF0339 5.00% 2059[11]	39,075	41,987
Fannie Mae Pool #BF0342 5.50% 2059[11]	26,664	28,915
Fannie Mae Pool #BF0497 3.00% 2060[11]	17,948	17,480
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[11]	216	228
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.539% 2036[11,12]	599	595
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[11]	30	32
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]	42	48
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,12]	2,779	2,736
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[11]	617	534
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[11]	316	291
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[11]	138	122
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[11]	78	69
Freddie Mac Pool #G13173 5.50% 2023[11]	10	10
Freddie Mac Pool #ZK3460 3.50% 2026[11]	28	28
Freddie Mac Pool #RD5008 3.50% 2029[11]	181	183
Freddie Mac Pool #ZS7148 3.50% 2030[11]	10	10
Freddie Mac Pool #V62089 3.50% 2033[11]	296	302
Freddie Mac Pool #ZS8716 3.50% 2033[11]	241	245
Freddie Mac Pool #G18723 3.50% 2034[11]	3,949	4,027
Freddie Mac Pool #ZT1799 3.50% 2034[11]	568	579
Freddie Mac Pool #J40379 3.50% 2034[11]	76	77
Capital Income Builder — Page 10 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QN3000 1.50% 2035[11]	USD214	$198
Freddie Mac Pool #ZA2505 3.50% 2038[11]	327	329
Freddie Mac Pool #A76884 5.00% 2038[11]	252	261
Freddie Mac Pool #G04697 5.50% 2038[11]	923	993
Freddie Mac Pool #A87873 5.00% 2039[11]	3,487	3,708
Freddie Mac Pool #G06061 4.00% 2040[11]	557	574
Freddie Mac Pool #G06789 6.00% 2040[11]	41	44
Freddie Mac Pool #Q00232 4.50% 2041[11]	5,075	5,281
Freddie Mac Pool #Q00850 4.50% 2041[11]	168	175
Freddie Mac Pool #G08456 5.00% 2041[11]	100	103
Freddie Mac Pool #G06841 5.50% 2041[11]	1,802	1,938
Freddie Mac Pool #G60546 4.00% 2042[11]	4,285	4,417
Freddie Mac Pool #Q21442 4.50% 2043[11]	318	326
Freddie Mac Pool #760014 2.80% 2045[11,12]	639	639
Freddie Mac Pool #G60138 3.50% 2045[11]	16,261	16,544
Freddie Mac Pool #G60279 4.00% 2045[11]	4,587	4,716
Freddie Mac Pool #T65389 3.50% 2046[11]	61	60
Freddie Mac Pool #Q41088 4.00% 2046[11]	10,793	11,059
Freddie Mac Pool #Q41905 4.00% 2046[11]	4,073	4,179
Freddie Mac Pool #Q42626 4.00% 2046[11]	3,927	4,025
Freddie Mac Pool #Q44227 4.00% 2046[11]	950	976
Freddie Mac Pool #ZS4735 3.50% 2047[11]	2,994	3,008
Freddie Mac Pool #G08793 4.00% 2047[11]	18,466	18,893
Freddie Mac Pool #Q49716 4.50% 2047[11]	559	573
Freddie Mac Pool #Q52596 4.50% 2047[11]	373	386
Freddie Mac Pool #K39018 6.50% 2047[11]	50	50
Freddie Mac Pool #SI2002 4.00% 2048[11]	948	968
Freddie Mac Pool #Q55986 4.50% 2048[11]	9,188	9,448
Freddie Mac Pool #SD0214 3.00% 2049[11]	41,414	40,139
Freddie Mac Pool #QA5741 3.00% 2049[11]	5,228	5,073
Freddie Mac Pool #QA5125 3.50% 2049[11]	1,517	1,523
Freddie Mac Pool #ZT1704 4.50% 2049[11]	163,616	170,193
Freddie Mac Pool #SD7551 3.00% 2052[11]	77,228	75,087
Freddie Mac, Series 2122, Class QM, 6.25% 2029[11]	547	575
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[11]	2,570	2,566
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[11]	4,137	4,130
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[11]	1,271	1,266
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[11]	9,103	9,084
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[11]	10,000	9,999
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[11]	11,250	11,282
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[11]	3,500	3,441
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]	4,360	4,357
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[11,12]	8,906	8,914
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[11]	4,810	4,817
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[11,12]	4,390	4,395
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[11]	2,350	2,358
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[11]	119	112
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[11]	736	654
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[11]	489	431
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[11]	289	257
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[11]	164	148
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[11]	127	112
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[11]	78	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	9,434	9,259
Capital Income Builder — Page 11 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,12]	USD9,317	$9,151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[11]	8,849	8,578
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[11]	1,783	1,754
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[11]	9,591	9,273
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,12]	14,487	14,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]	14,001	13,937
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]	10,075	10,022
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	8,133	8,105
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[11]	15,428	15,847
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[11]	4,710	4,685
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[11]	3,942	3,921
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[11]	2,456	2,443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[11]	1,544	1,537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]	33,074	32,451
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[11]	733	733
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]	42,874	41,649
Government National Mortgage Assn. 4.00% 2052[11,13]	561,078	566,075
Government National Mortgage Assn. 4.00% 2052[11,13]	21,264	21,489
Government National Mortgage Assn. 4.50% 2052[11,13]	145,300	147,865
Government National Mortgage Assn. 4.50% 2052[11,13]	8,923	9,096
Government National Mortgage Assn. 5.00% 2052[11,13]	665,008	679,477
Government National Mortgage Assn. 5.00% 2052[11,13]	75,300	77,191
Government National Mortgage Assn. Pool #736682 4.50% 2037[11]	656	684
Government National Mortgage Assn. Pool #783690 6.00% 2039[11]	869	941
Government National Mortgage Assn. Pool #738938 6.50% 2039[11]	150	161
Government National Mortgage Assn. Pool #751708 3.50% 2040[11]	78	80
Government National Mortgage Assn. Pool #783539 5.00% 2040[11]	949	979
Government National Mortgage Assn. Pool #783689 5.50% 2040[11]	1,240	1,352
Government National Mortgage Assn. Pool #783687 4.50% 2041[11]	1,107	1,146
Government National Mortgage Assn. Pool #783688 5.00% 2041[11]	1,089	1,155
Government National Mortgage Assn. Pool #005198 6.50% 2041[11]	358	386
Government National Mortgage Assn. Pool #MA3246 4.50% 2045[11]	1,569	1,651
Government National Mortgage Assn. Pool #MA2894 4.50% 2045[11]	1,204	1,260
Government National Mortgage Assn. Pool #MA5077 3.50% 2048[11]	4,687	4,716
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[11]	627	648
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[11]	473	488
Government National Mortgage Assn. Pool #MA5530 5.00% 2048[11]	113	117
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[11]	2,261	2,334
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[11]	1,045	1,080
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[11]	13,471	13,895
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[11]	8,516	8,807
Government National Mortgage Assn. Pool #MA5712 5.00% 2049[11]	1,321	1,359
Government National Mortgage Assn. Pool #773426 4.70% 2061[11]	9	9
Government National Mortgage Assn. Pool #795485 4.723% 2062[11]	24	24
Government National Mortgage Assn. Pool #AG8117 4.887% 2064[11]	2	2
Government National Mortgage Assn. Pool #AG8193 4.945% 2064[11]	2	2
Government National Mortgage Assn. Pool #AG8207 4.945% 2064[11]	2	2
Government National Mortgage Assn. Pool #AG8088 4.95% 2064[11]	2	2
Government National Mortgage Assn. Pool #AG8244 4.945% 2065[11]	2	2
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[11]	529	469
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[11]	414	359
Uniform Mortgage-Backed Security 2.50% 2037[11,13]	113,300	110,282
Uniform Mortgage-Backed Security 2.50% 2037[11,13]	36,700	35,703
Uniform Mortgage-Backed Security 3.00% 2052[11,13]	305,081	293,635
Capital Income Builder — Page 12 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2052[11,13]	USD29,251	$28,181
Uniform Mortgage-Backed Security 4.00% 2052[11,13]	849,971	853,255
Uniform Mortgage-Backed Security 4.50% 2052[11,13]	1,007,220	1,023,246
Uniform Mortgage-Backed Security 4.50% 2052[11,13]	50,842	51,742
Uniform Mortgage-Backed Security 5.00% 2052[11,13]	772,172	791,506
Uniform Mortgage-Backed Security 5.00% 2052[11,13]	39,386	40,465
		6,229,246
Collateralized mortgage-backed obligations (privately originated) 0.43%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[2,11,12]	15,590	13,924
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 2.792% 2034[11,12]	307	257
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[2,11,14]	3,170	2,897
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[2,11,12]	6,819	6,734
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[2,11,12]	15,097	14,793
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[2,11,12]	1,296	1,239
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[2,11,12]	11,727	11,286
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[2,11,12]	18,392	17,892
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[11]	121	122
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[11]	79	78
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[11]	97	94
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[2,11,12]	7,045	6,926
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,11]	8,324	9,066
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[2,11,12]	27,378	24,385
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 3.014% 2041[2,11,12]	6,172	5,769
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 3.514% 2042[2,11,12]	11,899	11,846
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[2,11,12]	63,398	55,939
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[2,11]	18,952	18,683
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[2,11,12]	2,791	2,795
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[2,11,12]	2,249	2,123
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[2,11,14]	18,966	18,246
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[2,11,14]	9,272	8,703
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 3.059% 2053[2,11,12]	9,325	9,277
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 3.009% 2055[2,11,12]	13,171	13,003
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.109% 2055[2,11,12]	24,241	23,565
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[2,11,12]	181	178
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.362% 2022[2,11,12]	24,607	24,000
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 3.009% 2055[2,11,12]	25,007	24,642
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[2,11,12]	11,400	10,093
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[2,11,12]	8,399	8,091
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[2,11,12]	3,089	3,063
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[2,11,12]	1,066	1,048
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[2,11,12]	702	685
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[2,11,12]	384	380
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.859% 2057[2,11,12]	763	756
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[2,11,12]	1,390	1,364
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[2,11,12]	340	334
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[2,11]	75,421	69,968
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,2,5]	6,473	5,740
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[2,11]	19,542	17,977
		447,961
Capital Income Builder — Page 13 of 36

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.34%	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 2.974% 2036[2,11,12]	USD14,672	$14,490
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.7696%) 3.728% 2039[2,11,12]	10,389	10,193
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.857% 2037[2,11,12]	31,327	30,726
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 4.073% 2027[2,11,12]	31,020	30,768
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.699% 2036[2,11,12]	55,444	53,407
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.898% 2036[2,11,12]	26,562	25,253
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 3.645% 2036[2,11,12]	3,984	3,731
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 3.895% 2036[2,11,12]	1,380	1,288
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 3.45% 2037[2,11,12]	15,617	15,307
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 2.669% 2038[2,11,12]	11,509	11,092
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 3.099% 2038[2,11,12]	976	921
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 3.249% 2038[2,11,12]	1,996	1,910
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 3.399% 2038[2,11,12]	3,704	3,490
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 3.50% 2038[2,11,12]	392	376
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.85% 2038[2,11,12]	1,121	1,068
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.08% 2038[2,11,12]	10,432	10,212
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.70% 2038[2,11,12]	1,194	1,160
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 4.25% 2038[2,11,12]	1,250	1,211
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.919% 2025[2,11,12]	13,721	13,361
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 3.149% 2038[2,11,12]	35,000	34,138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[2,11]	1,301	1,206
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 2039[2,11,12]	1,046	947
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.825% 2039[2,11,12]	17,813	17,419
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.049% 2038[2,11,12]	17,861	17,239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[11]	3,000	2,975
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 5.509% 2049[2,11,12]	4,494	4,217
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.73% 2038[2,11,12]	36,060	34,754
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 3.328% 2038[2,11,12]	1,038	986
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[11]	4,000	3,995
		347,840
Total mortgage-backed obligations		7,025,047
Corporate bonds, notes & loans 2.64% Energy 0.48%
AI Candelaria (Spain), SLU 7.50% 2028[2]	430	402
AI Candelaria (Spain), SLU 5.75% 2033[2]	1,495	1,125
Apache Corp. 4.25% 2030	19,930	19,239
Apache Corp. 5.35% 2049	1,250	1,045
Baker Hughes Co. 2.061% 2026	802	746
Bonanza Creek Energy, Inc. 5.00% 2026[2]	3,070	2,889
BP Capital Markets America, Inc. 2.721% 2032	3,000	2,741
Canadian Natural Resources, Ltd. 2.95% 2023	2,390	2,385
Canadian Natural Resources, Ltd. 3.80% 2024	1,975	1,967
Canadian Natural Resources, Ltd. 3.85% 2027	1,000	978
Canadian Natural Resources, Ltd. 2.95% 2030	3,873	3,507
Cenovus Energy, Inc. 5.25% 2037	2,150	2,168
Cenovus Energy, Inc. 5.40% 2047	5,935	5,901
Cheniere Energy Partners, LP 4.50% 2029	4,000	3,886
Cheniere Energy, Inc. 4.625% 2028	1,000	975
Capital Income Builder — Page 14 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 5.50% 2026[2]	USD6,570	$6,594
Chesapeake Energy Corp. 5.875% 2029[2]	920	926
CNX Resources Corp. 7.25% 2027[2]	1,000	1,014
ConocoPhillips 3.80% 2052	1,795	1,613
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[15]	252	210
Continental Resources, Inc. 2.875% 2032[2]	2,296	1,877
Continental Resources, Inc. 4.90% 2044	2,000	1,617
CrownRock, LP / CrownRock Finance, Inc. 5.00% 2029[2]	3,000	2,791
DCP Midstream Operating, LP 5.625% 2027	6,000	6,190
DCP Midstream Operating, LP 3.25% 2032	2,250	1,941
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,12,15]	443	419
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[12,15]	402	380
Diamondback Energy, Inc. 4.25% 2052	4,789	4,121
DT Midstream, Inc. 4.125% 2029[2]	1,000	928
DT Midstream, Inc. 4.375% 2031[2]	2,915	2,622
Enbridge Energy Partners, LP 7.375% 2045	5,459	6,805
Enbridge, Inc. 3.40% 2051	718	572
Endeavor Energy Resources, L.P. 5.75% 2028[2]	2,000	2,008
Energean Israel Finance, Ltd. 4.50% 2024[2]	2,915	2,782
Energean Israel Finance, Ltd. 5.875% 2031[2]	1,060	905
Energy Transfer Operating, LP 5.00% 2050	2,270	2,005
Energy Transfer Partners, LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[14]	5,000	3,929
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[14]	791	720
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[14]	5,220	3,988
Energy Transfer Partners, LP 5.30% 2047	600	541
Energy Transfer Partners, LP 6.00% 2048	700	685
Energy Transfer Partners, LP 6.25% 2049	1,120	1,122
Enterprise Products Operating, LLC 4.20% 2050	2,795	2,472
Enterprise Products Operating, LLC 3.20% 2052	1,000	760
EQM Midstream Partners, LP 6.00% 2025[2]	2,500	2,484
EQM Midstream Partners, LP 4.125% 2026	2,000	1,847
EQM Midstream Partners, LP 6.50% 2027[2]	1,255	1,261
EQM Midstream Partners, LP 7.50% 2027[2]	650	665
EQM Midstream Partners, LP 4.50% 2029[2]	2,290	2,055
EQT Corp. 6.625% 2025[14]	2,000	2,085
EQT Corp. 3.90% 2027	6,020	5,868
EQT Corp. 5.00% 2029	155	153
EQT Corp. 7.50% 2030[14]	15,000	16,442
EQT Corp. 3.625% 2031[2]	5,945	5,450
Equinor ASA 3.625% 2028	13,165	13,206
Equinor ASA 3.25% 2049	7,583	6,379
Exxon Mobil Corp. 2.61% 2030	21,000	19,594
Gray Oak Pipeline, LLC 2.60% 2025[2]	1,952	1,838
Guara Norte SARL 5.198% 2034[2]	1,191	979
Harbour Energy PLC 5.50% 2026[2]	2,000	1,826
Hess Midstream Operations, LP 5.50% 2030[2]	310	289
Hess Midstream Partners, LP 5.625% 2026[2]	1,000	997
Hilcorp Energy I, LP 6.25% 2028[2]	1,000	970
Hilcorp Energy I, LP 5.75% 2029[2]	1,665	1,522
Hilcorp Energy I, LP 6.00% 2030[2]	1,925	1,750
Hilcorp Energy I, LP 6.00% 2031[2]	450	414
Capital Income Builder — Page 15 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 6.25% 2032[2]	USD2,125	$1,917
Kinder Morgan, Inc. 3.25% 2050	2,007	1,463
Kinder Morgan, Inc. 3.60% 2051	4,000	3,126
Leviathan Bond, Ltd. 6.75% 2030[2]	1,390	1,315
Magellan Midstream Partners, LP 3.95% 2050	4,000	3,269
Marathon Oil Corp. 4.40% 2027	3,375	3,366
Marathon Oil Corp. 5.20% 2045	3,500	3,350
MPLX, LP 1.75% 2026	1,846	1,698
MPLX, LP 2.65% 2030	1,994	1,728
MPLX, LP 5.20% 2047	505	473
MPLX, LP 5.50% 2049	2,500	2,422
Murphy Oil Corp. 5.875% 2027	2,005	1,986
Neptune Energy Group Holdings, Ltd. 6.625% 2025[2]	5,955	5,763
New Fortress Energy, Inc. 6.75% 2025[2]	1,800	1,760
New Fortress Energy, Inc. 6.50% 2026[2]	8,085	7,669
NGL Energy Operating, LLC 7.50% 2026[2]	7,435	6,814
NGPL PipeCo, LLC 7.768% 2037[2]	2,000	2,240
NorthRiver Midstream Finance, LP 5.625% 2026[2]	3,000	2,968
Occidental Petroleum Corp. 5.50% 2025	1,400	1,433
Occidental Petroleum Corp. 5.875% 2025	2,880	2,938
Occidental Petroleum Corp. 3.00% 2027	4,000	3,693
Occidental Petroleum Corp. 6.125% 2031	5,000	5,365
Occidental Petroleum Corp. 4.40% 2046	2,000	1,702
Occidental Petroleum Corp. 4.40% 2049	6,000	5,016
Oleoducto Central SA 4.00% 2027[2]	1,065	905
ONEOK, Inc. 5.85% 2026	3,635	3,816
ONEOK, Inc. 4.55% 2028	203	201
ONEOK, Inc. 4.35% 2029	360	348
ONEOK, Inc. 3.10% 2030	2,234	1,983
ONEOK, Inc. 6.35% 2031	9,384	10,068
ONEOK, Inc. 4.95% 2047	628	557
ONEOK, Inc. 7.15% 2051	2,319	2,513
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	7,350
Petróleos Mexicanos 6.875% 2025	5,500	5,397
Petróleos Mexicanos 4.50% 2026	2,032	1,843
Petróleos Mexicanos 6.50% 2029	60	52
Petróleos Mexicanos 8.75% 2029[2]	20,733	19,586
Petróleos Mexicanos 6.84% 2030	2,500	2,132
Petróleos Mexicanos 5.95% 2031	580	452
Petróleos Mexicanos 6.70% 2032	6,205	4,988
Petróleos Mexicanos 6.75% 2047	944	648
Petróleos Mexicanos 6.95% 2060	1,275	861
Petrorio Luxembourg SARL 6.125% 2026[2]	2,370	2,237
Pioneer Natural Resources Company 1.90% 2030	3,933	3,327
Plains All American Pipeline, LP 3.80% 2030	1,135	1,031
Qatar Petroleum 3.30% 2051[2]	1,710	1,438
Range Resources Corp. 4.75% 2030[2]	445	426
Rattler Midstream Partners, LP 5.625% 2025[2]	1,000	1,021
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	6,636
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	4,658
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,247
Schlumberger BV 4.00% 2025[2]	24,405	24,492
Southwestern Energy Co. 5.95% 2025[14]	1,000	1,013
Southwestern Energy Co. 8.375% 2028	320	344
Capital Income Builder — Page 16 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 5.375% 2029	USD5,455	$5,340
Southwestern Energy Co. 5.375% 2030	975	961
Southwestern Energy Co. 4.75% 2032	550	514
Sunoco Logistics Operating Partners, LP 5.40% 2047	1,536	1,415
Sunoco, LP 6.00% 2027	1,000	997
Sunoco, LP 4.50% 2029	3,700	3,338
Superior Plus, LP and Superior General Partner, Inc. 4.50% 2029[2]	1,000	921
Tallgrass Energy Partners, LP 7.50% 2025[2]	1,000	1,003
Targa Resources Partners, LP 6.875% 2029	3,110	3,215
Targa Resources Partners, LP 5.50% 2030	5,190	5,136
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[14]	49,286	48,475
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.621% 2067[12]	1,000	762
TransCanada PipeLines, Ltd. 4.10% 2030	11,939	11,750
Transportadora de Gas Peru SA 4.25% 2028[2]	1,090	1,060
Valaris, Ltd. 8.25% Cash 2028[15]	221	218
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	1,985	1,834
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]	1,000	870
Weatherford International, Ltd. 6.50% 2028[2]	1,000	953
Western Gas Partners, LP 3.95% 2025	1,520	1,506
Western Gas Partners, LP 4.65% 2026	3,105	3,086
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[14]	5,040	4,945
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[14]	4,755	4,458
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[14]	3,956	3,548
		491,914
Consumer discretionary 0.40%
AutoNation, Inc. 3.85% 2032	5,750	5,132
Bayerische Motoren Werke AG 3.45% 2027[2]	1,075	1,062
Bayerische Motoren Werke AG 3.70% 2032[2]	850	831
Booking Holdings, Inc. 4.625% 2030	5,000	5,150
Burger King Corp. 3.875% 2028[2]	1,000	926
Burger King Corp. 4.00% 2030[2]	1,000	871
Carnival Corp. 10.50% 2026[2]	11,000	11,565
Carnival Corp. 4.00% 2028[2]	7,000	6,120
Carnival Corp. 6.00% 2029[2]	1,500	1,159
Daimler Trucks Finance North America, LLC 1.125% 2023[2]	50,000	48,234
Daimler Trucks Finance North America, LLC 1.625% 2024[2]	18,450	17,464
Daimler Trucks Finance North America, LLC 2.375% 2028[2]	1,850	1,635
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	4,550	3,840
Empire Resorts, Inc. 7.75% 2026[2]	3,225	2,872
Ford Motor Co. 2.30% 2025	20,695	19,423
Ford Motor Co. 2.90% 2029	13,995	11,783
Ford Motor Co. 7.45% 2031	2,000	2,185
Ford Motor Co. 3.25% 2032	6,000	5,019
Ford Motor Credit Company, LLC 5.125% 2025	5,010	5,003
Ford Motor Credit Company, LLC 2.70% 2026	3,990	3,631
Ford Motor Credit Company, LLC 4.95% 2027	7,000	6,889
General Motors Company 6.80% 2027	3,226	3,491
General Motors Financial Co. 4.30% 2025	5,000	5,024
Grand Canyon University 4.125% 2024	20,000	19,156
Grand Canyon University 4.375% 2026	3,000	2,887
Hanesbrands, Inc. 4.875% 2026[2]	1,000	975
Harley-Davidson, Inc. 3.35% 2025[2]	3,135	3,044
Hilton Worldwide Holdings, Inc. 5.75% 2028[2]	6,000	6,042
Capital Income Builder — Page 17 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	USD2,000	$1,800
Home Depot, Inc. 2.95% 2029	4,775	4,605
International Game Technology PLC 4.125% 2026[2]	1,000	956
International Game Technology PLC 6.25% 2027[2]	7,000	7,131
KB Home 4.80% 2029	1,000	903
Las Vegas Sands Corp. 3.50% 2026	1,000	935
Las Vegas Sands Corp. 3.90% 2029	7,000	6,261
Lithia Motors, Inc. 3.875% 2029[2]	2,000	1,784
Lowe’s Companies, Inc. 4.05% 2047	4	4
Macy’s Retail Holdings, LLC 5.875% 2030[2]	555	477
Marriott International, Inc. 2.85% 2031	3,300	2,842
Marriott International, Inc. 2.75% 2033	670	549
McDonald’s Corp. 3.70% 2026	7,015	7,124
McDonald’s Corp. 2.125% 2030	4,136	3,688
McDonald’s Corp. 4.45% 2047	2,100	2,059
McDonald’s Corp. 3.625% 2049	4,898	4,266
Melco International Development, Ltd. 5.375% 2029[2]	6,415	4,407
MercadoLibre, Inc. 3.125% 2031	1,055	816
MGM Resorts International 6.00% 2023	4,000	4,039
MGM Resorts International 5.75% 2025	2,000	1,979
MGM Resorts International 6.75% 2025	1,500	1,529
MGM Resorts International 4.75% 2028	2,000	1,815
Newell Rubbermaid, Inc. 4.35% 2023	1,750	1,747
Nordstrom, Inc. 4.25% 2031	4,000	3,245
QVC, Inc. 4.45% 2025	2,000	1,920
Royal Caribbean Cruises, Ltd. 10.875% 2023[2]	26,540	27,170
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	22,280	23,898
Royal Caribbean Cruises, Ltd. 4.25% 2026[2]	2,155	1,697
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	2,000	2,000
Sands China, Ltd. 5.125% 2025	1,000	945
Sands China, Ltd. 3.80% 2026	1,000	902
Sands China, Ltd. 2.55% 2027[2,14]	1,000	833
Sands China, Ltd. 5.40% 2028	2,000	1,808
Sands China, Ltd. 3.10% 2029[2]	11,000	8,760
Sonic Automotive, Inc. 4.625% 2029[2]	1,560	1,328
Sonic Automotive, Inc. 4.875% 2031[2]	3,030	2,474
Starbucks Corp. 3.10% 2023	18,233	18,255
Starbucks Corp. 4.50% 2048	5,690	5,462
Stellantis Finance US, Inc. 1.711% 2027[2]	5,675	5,033
Stellantis Finance US, Inc. 2.691% 2031[2]	4,525	3,712
The Gap, Inc. 3.625% 2029[2]	1,000	735
VICI Properties, LP 4.625% 2029[2]	3,000	2,861
VICI Properties, LP / VICI Note Co., Inc. 5.625% 2024[2]	2,245	2,249
VICI Properties, LP / VICI Note Co., Inc. 3.75% 2027[2]	3,390	3,110
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[2]	1,815	1,660
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[2]	10,645	9,742
Wyndham Worldwide Corp. 4.375% 2028[2]	3,560	3,276
Wynn Resorts Finance, LLC 7.75% 2025[2]	2,325	2,351
Wynn Resorts Finance, LLC 5.125% 2029[2]	6,000	5,245
YUM! Brands, Inc. 4.75% 2030[2]	2,000	1,949
		405,749
Capital Income Builder — Page 18 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.37%	Principal amount (000)	Value (000)
América Móvil, SAB de CV, 6.45% 2022	MXN45,000	$2,183
América Móvil, SAB de CV, 4.70% 2032	USD2,500	2,596
América Móvil, SAB de CV, 8.46% 2036	MXN147,200	6,308
AT&T, Inc. 2.25% 2032	USD1,000	852
AT&T, Inc. 2.55% 2033	5,181	4,391
AT&T, Inc. 3.50% 2053	5,957	4,716
Cablevision Systems Corp. 5.50% 2027[2]	3,000	2,909
Cablevision Systems Corp. 5.75% 2030[2]	4,250	3,445
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	6,000	5,886
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[2]	6,000	5,801
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	3,950	3,518
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	2,475	2,256
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	3,650	3,172
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[2]	5,675	5,025
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	24,425	20,699
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	18,300	15,162
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.50% 2042	3,000	2,192
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	3,000	2,172
Comcast Corp. 2.65% 2030	20,000	18,519
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	5,000	4,667
Embarq Corp. 7.995% 2036	725	598
Frontier Communications Corp. 5.875% 2027[2]	2,000	1,975
Frontier Communications Holdings, LLC 5.875% 2029	731	616
Gray Television, Inc. 7.00% 2027[2]	1,000	1,008
Lamar Media Corp. 4.875% 2029	5,650	5,502
Level 3 Communications, Inc. 5.375% 2025	5,000	5,013
Level 3 Communications, Inc. 5.25% 2026	1,000	991
Level 3 Communications, Inc. 3.875% 2029[2]	2,500	2,217
Level 3 Financing, Inc. 3.75% 2029[2]	2,015	1,673
Magallanes, Inc. 4.279% 2032[2]	3,638	3,398
Magallanes, Inc. 5.05% 2042[2]	4,499	4,002
Magallanes, Inc. 5.141% 2052[2]	5,934	5,233
Match Group, Inc. 4.625% 2028[2]	1,000	948
Netflix, Inc. 3.625% 2025[2]	5,575	5,495
Netflix, Inc. 4.875% 2028	275	274
Netflix, Inc. 5.875% 2028	4,569	4,751
Netflix, Inc. 5.375% 2029[2]	150	151
Netflix, Inc. 4.875% 2030[2]	6,650	6,575
News Corp. 5.125% 2032[2]	4,000	3,825
Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[2]	108	102
OUTFRONT Media Capital, LLC 4.625% 2030[2]	6,650	5,627
SBA Tower Trust 1.631% 2026[2]	22,469	20,405
Scripps Escrow II, Inc. 3.875% 2029[2]	1,250	1,123
Sirius XM Radio, Inc. 4.00% 2028[2]	4,775	4,442
Sirius XM Radio, Inc. 3.875% 2031[2]	2,850	2,483
Sprint Corp. 6.875% 2028	36,890	41,459
Sprint Corp. 8.75% 2032	15,370	19,931
T-Mobile US, Inc. 3.50% 2025	6,550	6,480
T-Mobile US, Inc. 3.75% 2027	10,000	9,847
T-Mobile US, Inc. 3.875% 2030	8,975	8,639
T-Mobile US, Inc. 2.55% 2031	2,700	2,363
T-Mobile US, Inc. 2.875% 2031	636	564
T-Mobile US, Inc. 3.50% 2031	25,000	23,154
T-Mobile US, Inc. 3.00% 2041	4,200	3,271
Capital Income Builder — Page 19 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.30% 2051	USD3,316	$2,540
T-Mobile US, Inc. 3.40% 2052	5,200	4,008
Twitter, Inc. 3.875% 2027[2]	2,000	1,906
Twitter, Inc. 5.00% 2030[2]	2,975	2,876
Verizon Communications, Inc. 2.55% 2031	23,150	20,597
Verizon Communications, Inc. 2.355% 2032	14,186	12,264
Verizon Communications, Inc. 2.875% 2050	4,250	3,148
Verizon Communications, Inc. 3.55% 2051	5,000	4,201
Verizon Communications, Inc. 3.875% 2052	5,000	4,421
Vodafone Group PLC 4.25% 2050	4,575	4,008
Warner Music Group 3.75% 2029[2]	3,000	2,753
		383,326
Financials 0.36%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	9,429
ACE INA Holdings, Inc. 4.35% 2045	3,230	3,163
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,000	3,512
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	5,314	4,467
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	3,079	2,341
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[14]	4,174	4,241
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	4,000	3,476
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[14]	3,500	3,603
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[14]	8,000	6,598
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[14]	3,789	3,359
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[14]	4,210	4,394
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[14]	5,000	4,524
Bank of Nova Scotia 2.45% 2032	2,217	1,909
BNP Paribas 3.50% 2023[2]	25,000	24,967
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[2,14]	1,275	1,081
Capital One Financial Corp. 5.247% 2030 (USD-SOFR + 2.60% on 7/26/2029)[14]	2,000	2,028
Charles Schwab Corp. 2.45% 2027	1,775	1,701
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[14]	8,537	7,594
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[14]	529	545
CME Group, Inc. 2.65% 2032	2,500	2,310
Coinbase Global, Inc. 3.375% 2028[2]	1,700	1,098
Coinbase Global, Inc. 3.625% 2031[2]	5,525	3,288
Commonwealth Bank of Australia 3.784% 2032[2]	3,000	2,701
Corebridge Financial, Inc. 3.85% 2029[2]	2,235	2,125
Corebridge Financial, Inc. 3.90% 2032[2]	2,803	2,611
Corebridge Financial, Inc. 4.35% 2042[2]	2,067	1,813
Corebridge Financial, Inc. 4.40% 2052[2]	4,688	4,061
Credit Suisse Group AG 3.80% 2023	12,050	12,012
Danske Bank AS 3.875% 2023[2]	9,250	9,220
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,14]	5,000	4,810
FS Energy and Power Fund 7.50% 2023[2]	6,480	6,543
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[14]	1,785	1,732
Goldman Sachs Group, Inc. 2.60% 2030	2,128	1,881
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[14]	3,125	2,698
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[14]	7,500	6,459
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[14]	12,500	11,177
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[14]	971	812
Groupe BPCE SA 2.75% 2023[2]	22,675	22,621
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[14]	12,500	12,220
Capital Income Builder — Page 20 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Huarong Finance 2017 Co., Ltd. 4.25% 2027	USD3,500	$2,901
Icahn Enterprises Finance Corp. 4.375% 2029	3,580	3,227
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[14]	1,988	1,904
Intercontinental Exchange, Inc. 2.65% 2040	2,275	1,783
Intesa Sanpaolo SpA 3.375% 2023[2]	4,100	4,079
Intesa Sanpaolo SpA 5.017% 2024[2]	9,100	8,817
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	2,470	2,230
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[14]	2,750	2,602
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[14]	2,500	2,512
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[14]	3,740	3,840
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[14]	7,650	7,330
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[14]	2,775	2,308
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[14]	3,008	2,587
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[14]	785	682
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[14]	10,763	9,581
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[14]	299	303
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[14]	825	861
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 4.709% junior subordinated perpetual bonds[12]	10,416	10,369
Ladder Capital Corp. 4.25% 2027[2]	4,000	3,572
Lloyds Banking Group PLC 4.375% 2028	5,375	5,316
LPL Holdings, Inc. 4.625% 2027[2]	7,275	7,062
LPL Holdings, Inc. 4.00% 2029[2]	2,500	2,331
Marsh & McLennan Companies, Inc. 2.375% 2031	1,096	960
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[14]	9,225	8,987
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[14]	980	997
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[14]	1,159	1,160
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[14]	6,000	5,363
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[14]	940	978
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[14]	1,345	1,356
MSCI, Inc. 4.00% 2029[2]	5,250	4,959
MSCI, Inc. 3.875% 2031[2]	2,575	2,349
MSCI, Inc. 3.25% 2033[2]	1,000	868
National Australia Bank, Ltd. 2.99% 2031[2]	3,000	2,560
Navient Corp. 5.00% 2027	1,000	906
Navient Corp. 5.50% 2029	1,000	859
Navient Corp. 5.625% 2033	6,200	4,819
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]	2,415	2,326
Rede D’Or Finance SARL 4.50% 2030[2]	3,000	2,578
Springleaf Finance Corp. 6.125% 2024	1,000	988
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[14]	2,690	2,160
Toronto-Dominion Bank 2.00% 2031	4,000	3,371
Toronto-Dominion Bank 3.20% 2032	3,166	2,933
U.S. Bancorp 3.15% 2027	4,000	3,946
Wells Fargo & Company 4.808% 2028 (USD-SOFR + 1.98% on 7/25/2027)[14]	2,000	2,048
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[14]	12,800	11,763
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[14]	2,395	2,485
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[14]	1,508	1,479
		364,519
Utilities 0.28%
AES Panama Generation Holdings SRL 4.375% 2030[2]	1,095	900
Alfa Desarrollo SpA 4.55% 2051[2]	2,837	2,049
Alliant Energy Finance, LLC 3.60% 2032[2]	3,155	2,990
Capital Income Builder — Page 21 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Ameren Corp. 2.50% 2024	USD1,616	$1,573
Commonwealth Edison Co. 2.95% 2027	2,450	2,384
Consumers Energy Co. 4.05% 2048	6,425	6,085
Consumers Energy Co. 3.10% 2050	10,000	8,144
Consumers Energy Co. 3.75% 2050	5,625	5,072
Consumers Energy Co. 2.65% 2052	538	405
DTE Electric Co. 3.65% 2052	1,500	1,354
DTE Energy Company 3.00% 2032	1,500	1,412
Edison International 3.55% 2024	4,600	4,532
Edison International 4.95% 2025	700	710
Edison International 5.75% 2027	5,642	5,919
Edison International 4.125% 2028	2,158	2,078
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[14]	3,000	2,538
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[14]	15,349	15,311
Empresas Publicas de Medellin ESP 4.25% 2029	1,713	1,375
Empresas Publicas de Medellin ESP 4.375% 2031[2]	920	730
Enfragen Energia Sur SA 5.375% 2030	800	546
Entergy Louisiana, LLC 4.20% 2048	5,950	5,672
Eversource Energy 2.375% 2022	1,410	1,407
Eversource Energy 2.80% 2023	1,870	1,859
Eversource Energy 3.80% 2023	15,000	15,043
Exelon Corp. 4.45% 2046	8,115	7,635
FirstEnergy Corp. 2.05% 2025	1,502	1,427
FirstEnergy Corp. 1.60% 2026	2,600	2,390
FirstEnergy Corp. 2.25% 2030	4,837	4,106
FirstEnergy Corp. 2.65% 2030	1,305	1,150
FirstEnergy Corp. 3.40% 2050	15,150	11,341
FirstEnergy Corp., Series B, 4.40% 2027[14]	26,785	26,291
Florida Power & Light Company 2.875% 2051	480	381
IPALCO Enterprises, Inc. 3.70% 2024	2,000	1,984
NextEra Energy Capital Holdings, Inc. 2.44% 2032	2,800	2,453
NiSource Finance Corp. 5.00% 2052	2,000	2,029
Pacific Gas and Electric Co. 3.25% 2023	16,490	16,381
Pacific Gas and Electric Co. 3.40% 2024	3,665	3,545
Pacific Gas and Electric Co. 2.95% 2026	12,987	11,902
Pacific Gas and Electric Co. 3.15% 2026	1,365	1,272
Pacific Gas and Electric Co. 3.30% 2027	1,749	1,593
Pacific Gas and Electric Co. 3.30% 2027	738	658
Pacific Gas and Electric Co. 4.65% 2028	2,500	2,380
Pacific Gas and Electric Co. 4.55% 2030	1,100	1,015
Pacific Gas and Electric Co. 2.50% 2031	21,190	16,944
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,090
Pacific Gas and Electric Co. 3.50% 2050	19,610	13,896
Pacific Gas and Electric Co. 4.95% 2050	10,000	8,301
PG&E Corp. 5.00% 2028	2,595	2,376
PG&E Corp. 5.25% 2030	2,890	2,601
Public Service Electric and Gas Co. 3.20% 2029	4,000	3,901
Public Service Enterprise Group, Inc. 3.20% 2049	3,300	2,729
Southern California Edison Co. 2.85% 2029	1,600	1,458
Southern California Edison Co. 2.25% 2030	4,515	3,912
Southern California Edison Co. 2.75% 2032	2,000	1,760
Southern California Edison Co. 4.00% 2047	6,667	5,628
Southern California Edison Co. 4.125% 2048	6,667	5,783
Capital Income Builder — Page 22 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.95% 2051	USD2,869	$2,055
Southern California Edison Co., Series C, 3.60% 2045	4,463	3,510
Talen Energy Corp. 7.25% 2027[2]	2,290	2,275
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[12,16]	5,000	4,994
Talen Energy Supply, LLC 7.625% 2028[2]	705	700
Union Electric Co. 3.90% 2052	645	601
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	3,430	3,173
Virginia Electric and Power Co. 2.40% 2032	4,670	4,170
Xcel Energy, Inc. 2.60% 2029	3,875	3,504
Xcel Energy, Inc. 6.50% 2036	3,000	3,589
		288,971
Health care 0.24%
AbbVie, Inc. 3.20% 2029	498	476
Amgen, Inc. 3.35% 2032	734	704
Anthem, Inc. 2.375% 2025	1,534	1,495
Baxter International, Inc. 2.272% 2028	1,342	1,214
Baxter International, Inc. 2.539% 2032	2,681	2,330
Catalent Pharma Solutions, Inc. 3.125% 2029[2]	850	755
Catalent Pharma Solutions, Inc. 3.50% 2030[2]	1,270	1,138
Centene Corp. 4.25% 2027	8,875	8,736
Centene Corp. 2.45% 2028	14,495	13,007
Centene Corp. 4.625% 2029	4,000	3,952
Centene Corp. 3.00% 2030	2,590	2,315
Centene Corp. 3.375% 2030	5,344	4,864
Centene Corp. 2.50% 2031	2,500	2,148
Centene Corp. 2.625% 2031	3,950	3,373
Endo International PLC 5.875% 2024[2]	225	183
Gilead Sciences, Inc. 2.80% 2050	935	692
HCA, Inc. 4.125% 2029	8,450	8,139
HCA, Inc. 3.50% 2030	4,000	3,657
HCA, Inc. 3.625% 2032[2]	629	571
HCA, Inc. 5.25% 2049	2,500	2,352
Humana, Inc. 3.70% 2029	649	638
Laboratory Corporation of America Holdings 4.70% 2045	6,900	6,503
Merck & Co., Inc. 1.70% 2027	11,549	10,819
Merck & Co., Inc. 2.15% 2031	16,493	14,736
Molina Healthcare, Inc. 4.375% 2028[2]	2,500	2,412
Molina Healthcare, Inc. 3.875% 2032[2]	2,500	2,300
Owens & Minor, Inc. 6.625% 2030[2]	2,135	2,139
Owens & Minor, Inc., Term Loan, (USD-SOFR + 3.75%) 4.25% 2029[12,16]	3,990	3,980
Perrigo Finance Unlimited Co. 4.375% 2026	1,500	1,478
Regeneron Pharmaceuticals, Inc. 1.75% 2030	543	455
Shire PLC 2.875% 2023	1,084	1,075
Shire PLC 3.20% 2026	25,483	24,821
Tenet Healthcare Corp. 6.125% 2030[2]	4,000	4,046
Teva Pharmaceutical Finance Co. BV 6.00% 2024	34,087	34,428
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,500	3,600
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,160	6,477
Teva Pharmaceutical Finance Co. BV 4.75% 2027	4,985	4,786
Teva Pharmaceutical Finance Co. BV 6.75% 2028	25,805	25,919
Teva Pharmaceutical Finance Co. BV 5.125% 2029	7,815	7,189
Teva Pharmaceutical Finance Co. BV 4.10% 2046	34,359	24,285
UnitedHealth Group, Inc. 2.375% 2024	2,940	2,908
Capital Income Builder — Page 23 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.20% 2032	USD767	$802
UnitedHealth Group, Inc. 4.75% 2052	750	796
Valeant Pharmaceuticals International, Inc. 5.50% 2025[2]	2,000	1,787
		250,480
Industrials 0.18%
ADT Security Corp. 4.125% 2029[2]	1,000	902
Allison Transmission Holdings, Inc. 3.75% 2031[2]	2,650	2,292
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	81	79
Avis Budget Group, Inc. 4.75% 2028[2]	2,000	1,806
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[14]	6,700	6,598
Boeing Company 4.508% 2023	25,029	25,107
Boeing Company 5.15% 2030	4,917	4,969
Boeing Company 3.625% 2031	3,907	3,588
Boeing Company 3.60% 2034	5,000	4,251
Boeing Company 5.705% 2040	5,000	4,985
Boeing Company 5.805% 2050	4,000	3,983
Burlington Northern Santa Fe, LLC 3.30% 2051	1,157	987
BWX Technologies, Inc. 4.125% 2029[2]	1,000	940
Canadian Pacific Railway, Ltd. 2.45% 2031	8,260	7,430
Canadian Pacific Railway, Ltd. 3.00% 2041	2,944	2,435
Canadian Pacific Railway, Ltd. 3.10% 2051	13,250	10,459
Carrier Global Corp. 2.722% 2030	12,267	11,031
Carrier Global Corp. 3.377% 2040	1,483	1,224
Carrier Global Corp. 3.577% 2050	1,289	1,025
CSX Corp. 2.40% 2030	7,186	6,530
General Electric Capital Corp. 4.418% 2035	7,011	6,931
Hillenbrand, Inc. 3.75% 2031	4,700	3,931
Howmet Aerospace, Inc. 6.75% 2028	2,000	2,110
Masonite International Corp. 5.375% 2028[2]	1,000	979
Masonite International Corp. 3.50% 2030[2]	1,000	862
Mexico City Airport Trust 5.50% 2047	2,500	1,907
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[2]	2,000	1,964
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[2]	892	849
Norfolk Southern Corp. 4.55% 2053	774	771
Otis Worldwide Corp. 2.056% 2025	15,629	14,933
Prime Security Services Borrower, LLC 5.75% 2026[2]	1,000	1,018
Rolls-Royce PLC 5.75% 2027[2]	5,415	5,127
SkyMiles IP, Ltd. 4.75% 2028[2]	1,840	1,799
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 6.460% 2027[12,16]	2,000	2,026
Spirit AeroSystems, Inc. 7.50% 2025[2]	1,640	1,636
TransDigm, Inc. 8.00% 2025[2]	2,000	2,075
TransDigm, Inc. 6.25% 2026[2]	4,700	4,731
Union Pacific Corp. 2.80% 2032	4,500	4,186
Union Pacific Corp. 2.95% 2052	1,823	1,418
Union Pacific Corp. 3.95% 2059	4,500	4,076
United Airlines Holdings, Inc. 6.50% 2027[2]	3,795	3,839
United Airlines, Inc. 4.375% 2026[2]	1,080	1,038
United Airlines, Inc. 4.625% 2029[2]	875	807
United Rentals, Inc. 4.875% 2028	5,000	4,999
United Rentals, Inc. 4.00% 2030	1,000	921
United Technologies Corp. 3.125% 2027	12,375	12,195
		187,749
Capital Income Builder — Page 24 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 0.10%	Principal amount (000)	Value (000)
7-Eleven, Inc. 0.95% 2026[2]	USD1,300	$1,171
7-Eleven, Inc. 1.80% 2031[2]	3,540	2,888
7-Eleven, Inc. 2.50% 2041[2]	2,360	1,712
7-Eleven, Inc. 2.80% 2051[2]	3,195	2,218
Albertsons Companies, Inc. 4.625% 2027[2]	4,000	3,786
Albertsons Companies, Inc. 3.50% 2029[2]	3,000	2,634
Altria Group, Inc. 4.40% 2026	1,173	1,187
Altria Group, Inc. 2.45% 2032	2,000	1,578
Altria Group, Inc. 3.70% 2051	2,360	1,574
Anheuser-Busch InBev NV 4.75% 2029	15,000	15,807
Anheuser-Busch InBev NV 4.60% 2048	2,500	2,421
ARAMARK Corp. 6.375% 2025[2]	2,000	2,006
British American Tobacco PLC 3.557% 2027	7,650	7,162
British American Tobacco PLC 4.70% 2027	7,862	7,750
British American Tobacco PLC 4.448% 2028	3,000	2,875
British American Tobacco PLC 4.742% 2032	1,000	918
British American Tobacco PLC 4.39% 2037	1,300	1,079
British American Tobacco PLC 3.734% 2040	4,640	3,380
British American Tobacco PLC 4.54% 2047	3,138	2,346
British American Tobacco PLC 4.758% 2049	2,361	1,819
British American Tobacco PLC 5.65% 2052	713	630
Conagra Brands, Inc. 5.30% 2038	739	726
Constellation Brands, Inc. 4.35% 2027	1,919	1,945
Constellation Brands, Inc. 4.75% 2032	1,016	1,050
Imperial Tobacco Finance PLC 6.125% 2027[2]	965	992
Kraft Heinz Company 3.00% 2026	2,072	2,008
Kraft Heinz Company 3.875% 2027	2,795	2,781
Kraft Heinz Company 5.20% 2045	8,000	7,980
Kraft Heinz Company 4.375% 2046	5,000	4,403
Kraft Heinz Company 5.50% 2050	2,177	2,224
MARB BondCo PLC 3.95% 2031[2]	1,677	1,370
NBM US Holdings, Inc. 6.625% 2029[8]	3,000	2,933
Philip Morris International, Inc. 1.75% 2030	1,000	797
Reckitt Benckiser Treasury Services PLC 2.75% 2024[2]	2,215	2,179
Reynolds American, Inc. 4.45% 2025	7,045	7,044
Reynolds American, Inc. 5.85% 2045	640	565
TreeHouse Foods, Inc. 4.00% 2028	725	632
		106,570
Information technology 0.10%
Analog Devices, Inc. 1.70% 2028	1,350	1,224
Analog Devices, Inc. 2.10% 2031	2,576	2,287
Black Knight, Inc. 3.625% 2028[2]	1,880	1,744
Block, Inc. 2.75% 2026	3,000	2,804
Block, Inc. 3.50% 2031	6,500	5,638
Booz Allen Hamilton, Inc. 3.875% 2028[2]	1,125	1,069
Booz Allen Hamilton, Inc. 4.00% 2029[2]	1,505	1,438
Broadcom, Inc. 4.00% 2029[2]	604	580
Broadcom, Inc. 4.75% 2029	5,000	5,049
Broadcom, Inc. 4.15% 2030	3,000	2,849
Broadcom, Inc. 2.45% 2031[2]	2,905	2,430
Broadcom, Inc. 4.15% 2032[2]	1,054	992
Broadcom, Inc. 2.60% 2033[2]	2,990	2,420
Broadcom, Inc. 3.50% 2041[2]	2,338	1,864
Capital Income Builder — Page 25 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.75% 2051[2]	USD1,203	$939
Entegris Escrow Corp. 4.75% 2029[2]	6,925	6,683
Fidelity National Information Services, Inc. 3.10% 2041	212	161
Gartner, Inc. 4.50% 2028[2]	3,600	3,473
Gartner, Inc. 3.625% 2029[2]	2,000	1,829
Global Payments, Inc. 2.90% 2031	937	789
Lenovo Group, Ltd. 5.875% 2025	38,190	38,539
Match Group Holdings II, LLC 4.125% 2030[2]	1,000	896
Oracle Corp. 2.875% 2031	7,108	6,133
Oracle Corp. 3.60% 2050	2,500	1,826
Oracle Corp. 3.95% 2051	3,029	2,350
ServiceNow, Inc. 1.40% 2030	4,090	3,338
Unisys Corp. 6.875% 2027[2]	1,000	944
VeriSign, Inc. 2.70% 2031	625	533
		100,821
Materials 0.07%
Alcoa Nederland Holding BV 4.125% 2029[2]	2,000	1,884
Anglo American Capital PLC 2.625% 2030[2]	2,819	2,388
Anglo American Capital PLC 3.95% 2050[2]	803	638
Arconic Corp. 6.00% 2025[2]	2,000	2,020
Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[2]	530	546
Avient Corp. 7.125% 2030[2]	730	753
Axalta Coating Systems, LLC 4.75% 2027[2]	3,675	3,516
Braskem Idesa SAPI 7.45% 2029[2]	2,002	1,827
Braskem SA 5.875% 2050[2]	2,500	2,179
Can-Pack SA / Canpack US, LLC 3.875% 2029[2]	1,500	1,239
Cleveland-Cliffs, Inc. 6.75% 2026[2]	3,000	3,094
Cleveland-Cliffs, Inc. 5.875% 2027	1,000	997
CSN Islands XI Corp. 6.75% 2028	350	327
CSN Resources SA 4.625% 2031	208	157
CSN Resources SA 5.875% 2032	1,664	1,330
CSN Resources SA 5.875% 2032[2]	278	222
Dow Chemical Co. 5.55% 2048	2,500	2,639
FMG Resources 4.375% 2031[2]	1,500	1,304
Graphic Packaging International, Inc. 3.50% 2028[2]	5,000	4,626
International Flavors & Fragrances, Inc. 2.30% 2030[2]	2,600	2,233
LYB International Finance III, LLC 4.20% 2050	2,000	1,676
LYB International Finance III, LLC 3.625% 2051	4,001	3,076
Methanex Corp. 5.125% 2027	5,430	5,031
Methanex Corp. 5.25% 2029	2,000	1,768
Mineral Resources, Ltd. 8.00% 2027[2]	2,075	2,111
Mineral Resources, Ltd. 8.125% 2027[2]	1,000	995
Mosaic Co. 4.25% 2023	1,700	1,714
Nova Chemicals Corp. 4.875% 2024[2]	1,500	1,471
Nova Chemicals Corp. 5.25% 2027[2]	4,840	4,653
Nova Chemicals Corp. 4.25% 2029[2]	4,500	3,915
Novelis Corp. 3.875% 2031[2]	1,000	857
Olin Corp. 5.00% 2030	1,850	1,720
Sherwin-Williams Company 3.45% 2027	5,851	5,777
South32 Treasury (USA), Ltd. 4.35% 2032[2]	1,246	1,184
		69,867
Capital Income Builder — Page 26 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.06%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.875% 2031	USD1,240	$1,251
American Tower Corp. 2.30% 2031	1,000	831
American Tower Corp. 2.70% 2031	1,783	1,546
American Tower Corp. 4.05% 2032	646	619
Brookfield Property REIT, Inc. 4.50% 2027[2]	494	432
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[2]	980	776
Equinix, Inc. 2.90% 2026	6,572	6,260
Equinix, Inc. 3.90% 2032	2,000	1,896
FibraSOMA 4.375% 2031[2]	2,753	1,900
Forestar Group, Inc. 3.85% 2026[2]	1,000	885
Forestar Group, Inc. 5.00% 2028[2]	2,000	1,758
Gaming and Leisure Properties, Inc. 4.00% 2030	2,500	2,262
Hospitality Properties Trust 4.50% 2023	2,990	2,882
Hospitality Properties Trust 4.50% 2025	1,965	1,674
Hospitality Properties Trust 7.50% 2025	906	880
Hospitality Properties Trust 3.95% 2028	4,150	3,083
Howard Hughes Corp. 5.375% 2028[2]	8,738	8,195
Howard Hughes Corp. 4.375% 2031[2]	825	700
Iron Mountain, Inc. 4.875% 2027[2]	1,000	957
Iron Mountain, Inc. 5.00% 2028[2]	2,410	2,296
Iron Mountain, Inc. 4.875% 2029[2]	3,085	2,839
Iron Mountain, Inc. 4.50% 2031[2]	955	840
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,150	1,901
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,125	961
Ladder Capital Corp. 5.25% 2025[2]	1,000	946
RLJ Lodging Trust, LP 3.75% 2026[2]	1,000	940
Sun Communities Operating, LP 2.30% 2028	1,006	880
Sun Communities Operating, LP 2.70% 2031	3,703	3,088
Sun Communities Operating, LP 4.20% 2032	8,647	8,084
Westfield Corp., Ltd. 3.50% 2029[2]	2,083	1,884
		63,446
Total corporate bonds, notes & loans		2,713,412
Asset-backed obligations 0.66%
Aesop Funding, LLC, Series 2019-2A, Class D, 3.04% 2025[2,11]	5,000	4,664
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[2,11]	12,814	12,302
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[2,11]	8,090	7,520
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[2,11]	1,383	1,291
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[2,11,12]	1,419	1,407
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 2.593% 2025[11,12]	14,040	14,044
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[2,11]	181	178
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[2,11]	2,000	1,921
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[2,11]	2,000	1,922
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[2,11]	452	370
CarMaxAuto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 2.16% 2025[11,12]	8,122	8,143
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[2,11]	2,891	2,601
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[2,11]	465	418
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[2,11]	36,599	33,652
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[2,11]	5,891	5,194
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[2,11]	27,444	24,618
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 2045[2,11]	289	270
Capital Income Builder — Page 27 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 2045[2,11]	USD534	$499
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[2,11]	611	554
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[2,11]	817	744
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,11]	3,426	3,413
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.189% 2035[11,12]	26	25
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.139% 2036[11,12]	1,559	1,430
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.139% 2037[11,12]	1,852	1,705
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.149% 2037[11,12]	4,038	3,718
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[11]	6,757	6,661
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[11]	5,911	5,906
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[2,11]	5,710	5,636
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[2,11]	7,852	7,330
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 2.017% 2025[11,12]	6,646	6,643
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,11]	22,965	22,882
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[2,11]	9,089	8,748
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,11]	40,645	40,252
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[2,11]	54,187	50,802
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[2,11]	5,143	4,663
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,11]	2,334	2,275
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[2,11]	1,210	1,118
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[2,11]	333	310
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.964% 2025[11,12]	7,390	7,393
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,2,5,11]	1,780	1,712
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[2,11]	13,004	12,187
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[2,11]	4,878	4,538
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[2,11]	779	720
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[2,11]	1,164	1,075
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[2,11]	14,098	12,783
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[2,11]	5,267	4,726
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[2,11]	826	724
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[2,11]	2,012	1,787
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 2.086% 2025[11,12]	6,830	6,832
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 2027[2,11]	2,097	2,097
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 2027[2,11]	100	100
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[2,11]	2,534	2,328
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[2,11]	17,638	16,177
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[2,11]	1,310	1,185
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[2,11]	892	712
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[2,11]	20,851	19,378
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[2,11]	48,686	45,432
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.866% 2062[2,11,12]	25,268	24,479
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[2,11]	1,328	1,122
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[2,11]	1,889	1,644
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[2,11]	93,915	83,060
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[11]	18,200	17,704
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 2.097% 2024[11,12]	17,200	17,204
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[2,11]	7,425	6,802
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[2,11]	5,757	5,345
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[11]	1,004	938
Capital Income Builder — Page 28 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 2025[11]	USD12,800	$12,798
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[2,11]	6,135	5,520
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[2,11]	711	658
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[2,11]	1,267	1,165
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[2,11]	2,304	2,154
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[2,11]	337	308
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[2,11]	985	914
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[2,11]	5,335	5,027
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[2,11,12]	19,538	17,945
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[2,11]	1,688	1,524
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[2,11]	675	621
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[11,14]	14,780	14,675
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[11]	9,936	9,857
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[2,11]	11,208	11,149
		680,328
Bonds & notes of governments & government agencies outside the U.S. 0.10%
Dominican Republic 4.50% 2030[2]	401	348
Dominican Republic 6.00% 2033[2]	510	464
Dominican Republic 5.30% 2041[2]	571	448
Dominican Republic 5.875% 2060[2]	700	534
Panama (Republic of) 4.50% 2056	2,585	2,104
Panama (Republic of) 4.50% 2063	690	547
Peru (Republic of) 2.783% 2031	19,165	16,929
Peru (Republic of) 2.78% 2060	2,950	2,010
Peru (Republic of) 3.23% 2121	3,600	2,481
Portuguese Republic 5.125% 2024	41,500	42,708
Qatar (State of) 4.50% 2028[2]	7,070	7,506
Qatar (State of) 5.103% 2048[2]	4,800	5,334
Romania 3.50% 2034	EUR1,770	1,417
Saudi Arabia (Kingdom of) 3.628% 2027[2]	USD5,000	5,084
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	11,577
United Mexican States 5.00% 2051	2,370	2,082
United Mexican States 3.75% 2071	1,760	1,216
		102,789
Municipals 0.04% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	1,580	1,396
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	22,485	22,960
Ohio 0.01%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	4,890	4,689
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	610	606
		5,295
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	6,681
Capital Income Builder — Page 29 of 36

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Washington 0.00%	Principal amount (000)	Value (000)
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	USD800	$794
Total municipals		37,126
Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 2026	37,230	36,260
Total bonds, notes & other debt instruments (cost: $19,977,718,000)		19,468,196
Short-term securities 9.25% Money market investments 9.11%	Shares
Capital Group Central Cash Fund 1.71%[4,17]	93,887,564	9,385,001
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 1.71%[4,17,18]	721,638	72,135
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%[17,18]	19,500,000	19,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.87%[17,18]	18,100,000	18,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.60%[17,18]	11,100,000	11,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.73%[17,18]	9,700,000	9,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.88%[17,18]	9,137,731	9,138
		139,673
Total short-term securities (cost: $9,527,113,000)		9,524,674
Total investment securities 104.27% (cost: $92,714,420,000)		107,352,243
Other assets less liabilities (4.27)%		(4,397,276)
Net assets 100.00%		$102,954,967
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 7/31/2022 (000)
30 Day Federal Funds Futures	Long	5,916	September 2022	USD2,407,758	$(857)
90 Day Eurodollar Futures	Long	9,390	September 2022	2,270,033	(63,256)
2 Year U.S. Treasury Note Futures	Short	525	September 2022	(110,492)	(1,244)
5 Year U.S. Treasury Note Futures	Long	21,756	September 2022	2,474,235	29,798
10 Year Ultra U.S. Treasury Note Futures	Long	429	September 2022	56,306	1,271
10 Year U.S. Treasury Note Futures	Short	2,963	September 2022	(358,940)	(3,385)
20 Year U.S. Treasury Bond Futures	Long	1,033	September 2022	148,752	3,628
30 Year Ultra U.S. Treasury Bond Futures	Long	2,503	September 2022	396,256	531
					$(33,514)
Capital Income Builder — Page 30 of 36

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized depreciation at 7/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	387	EUR	380	Morgan Stanley	8/11/2022	$(2)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 7/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD519,368	$5,897	$—	$5,897
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	518,700	5,585	—	5,585
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	480,632	5,434	—	5,434
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	380,800	3,652	—	3,652
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	80,177	807	—	807
3-month USD-LIBOR	Quarterly	0.619%	Semi-annual	12/20/2029	739,000	101,615	382	101,233
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	93,600	36,005	—	36,005
						$158,995	$382	$158,613
Investments in affiliates4

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Common stocks 2.19%
Financials 0.05%
Patria Investments, Ltd., Class A3	$—	$57,709	$—	$—	$(7,523)	$50,186	$1,261	$—
Real estate 1.86%
VICI Properties, Inc. REIT	1,062,571	589,660	211,616	23,459	347,404	1,811,478	34,417	—
Powergrid Infrastructure Investment Trust[1]	95,526	—	—	—	4,570	100,096	8,236	—
TAG Immobilien AG1,3,19	275,804	5,354	89,103	(48,107)	(93,187)	—	7,287	—
						1,911,574
Industrials 0.28%
Trinity Industries, Inc.	216,322	—	—	—	(16,195)	200,127	5,321	—
Ventia Services Group Pty, Ltd.[1,3]	—	60,561	—	—	31,035	91,596	519	—
BOC Aviation, Ltd.[1,19]	313,999	—	104,511	(10,645)	(6,603)	—	3,912	—
						291,723
Total common stocks						2,253,483
Investment funds 2.64%
Capital Group Central Corporate Bond Fund	3,057,906	128,127	50,000	(480)	(416,625)	2,718,928	57,519	26,817
Short-term securities 9.18%
Money market investments 9.11%
Capital Group Central Cash Fund 1.71%[17]	5,194,573	11,983,857	7,790,353	(302)	(2,774)	9,385,001	27,930	—
Capital Income Builder — Page 31 of 36

unaudited
Investments in affiliates4  (continued)

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.71%[17,18]	$351	$71,784[20]	$	$		$$72,135	$—[21]	$—
Total short-term securities						9,457,136
Total 14.01%				$(36,075)	$(159,898)	$14,429,547	$146,402	$26,817
Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 2029	4/1/2020 - 4/3/2020	$2,733	$2,933.00%
Sberbank of Russia PJSC[1,5,6]	6/14/2022	56,809	—[7]	.00
Total		$59,542	$2,933.00%
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,307,713,000, which represented 24.58% of the net assets of the fund. This amount includes $25,245,954,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,352,265,000, which represented 2.28% of the net assets of the fund.
[3]	All or a portion of this security was on loan. The total value of all such securities was $278,067,000, which represented .27% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Value determined using significant unobservable inputs.
[6]	Security did not produce income during the last 12 months.
[7]	Amount less than one thousand.
[8]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $2,933,000, which represented less than 0.01% of the net assets of the fund.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $90,581,000, which represented .09% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Purchased on a TBA basis.
[14]	Step bond; coupon rate may change at a later date.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,000,000, which represented .01% of the net assets of the fund.
[17]	Rate represents the seven-day yield at 7/31/2022.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2022. Refer to the investment portfolio for the security value at 7/31/2022.
[20]	Represents net activity.
[21]	Dividend income is included with securities lending income and is not shown in this table.
Capital Income Builder — Page 32 of 36

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $6,275,583,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $425,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps while held were $2,805,021,000.
Capital Income Builder — Page 33 of 36

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2022 (dollars in thousands):
Capital Income Builder — Page 34 of 36

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$7,280,951	$5,210,229	$105	$12,491,285
Consumer staples	5,860,059	4,504,022	—	10,364,081
Health care	6,518,590	2,225,254	—	8,743,844
Information technology	6,924,475	1,795,737	—	8,720,212
Real estate	5,935,442	1,184,980	—	7,120,422
Utilities	4,166,017	2,746,985	—	6,913,002
Industrials	3,681,400	2,634,232	—	6,315,632
Energy	4,262,774	1,139,010	—*	5,401,784
Communication services	1,758,121	1,480,998	—	3,239,119
Consumer discretionary	1,590,650	1,253,341	—	2,843,991
Materials	1,581,733	1,074,111	—	2,655,844
Preferred securities	—	61,657	—	61,657
Rights & warrants	496	—	—	496
Convertible stocks	769,076	—	—	769,076
Investment funds	2,718,928	—	—	2,718,928
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	8,873,234	—	8,873,234
Mortgage-backed obligations	—	7,019,307	5,740	7,025,047
Corporate bonds, notes & loans	—	2,713,412	—	2,713,412
Asset-backed obligations	—	678,616	1,712	680,328
Bonds & notes of governments & government agencies outside the U.S.	—	102,789	—	102,789
Municipals	—	37,126	—	37,126
Federal agency bonds & notes	—	36,260	—	36,260
Short-term securities	9,524,674	—	—	9,524,674
Total	$62,573,386	$44,771,300	$7,557	$107,352,243

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$35,228	$—	$—	$35,228
Unrealized appreciation on centrally cleared interest rate swaps	—	158,613	—	158,613
Liabilities:
Unrealized depreciation on futures contracts	(68,742)	—	—	(68,742)
Unrealized depreciation on open forward currency contracts	—	(2)	—	(2)
Total	$(33,514)	$158,611	$—	$125,097
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
Capital Income Builder — Page 35 of 36

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
EUR = Euros
Fac. = Facility
Facs. = Facilities

G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-012-0922O-S89796	Capital Income Builder — Page 36 of 36